Income Tax (Tables)	12 Months Ended
Oct. 31, 2024
Income Tax [Abstract]
Schedule of Income Taxes PRC

Income taxes in the PRC are consist of:

	Year Ended
	October 31, 2024	October 31, 2023	October 31, 2022
Current income tax expense	336,325	363,264	—
Deferred income tax benefit	(21,465)	(33,737)	(1,288)
Total income tax expense (benefit)	314,860	329,527	(1,288)

Schedule of Net Taxable Income Before Income Taxes

The net taxable income before income taxes and its provision for income taxes comprised of the following:

	Year Ended
	October 31, 2024	October 31, 2023	October31, 2022
Income before income tax expenses	793,421	1,181,569	190,010
PRC statutory tax rate	25%	25%	25%
Income tax expense at PRC statutory income tax rate	198,356	295,393	47,503
Tax effect of preferential tax treatments	112,241	4,375	(8,517)
Research and development credit	(5,507)	(4,632)	(8,555)
Non-deductible expenses	2,510	48,158	9,432
Change in valuation allowance	7,260	(13,767)	(41,151)
Tax expense (benefit), net	314,860	329,527	(1,288)

Schedule of Deferred Tax Assets

Deferred tax assets consist of the following:

	As of
	October 31, 2024	October 31, 2023	October 31, 2022
Net operating losses carried forward in the PRC	85,404	77,818	96,604
Allowance of expected credit loss	56,310	33,830	1,167
Total	141,714	111,648	97,771
Less: Valuation allowance	(85,404)	(77,818)	(96,604)
Deferred tax assets, net	56,310	33,830	1,167